UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21764

WINTERGREEN FUND, INC.

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

888-468-6473

Richard J. Berthy, President

Trudance L.C. Bakke, Treasurer

Three Canal Plaza

Suite 100

Portland, ME 04101

207-553-7110

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 – September 30, 2009

Item 1.	Schedule of Investments.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2009 (Unaudited)

Industry	Country	Shares		Cost	Fair Value
Security Description
Common Stock and Other Equity Interests - 86.7%
Aerospace & Defense - 2.7%
General Dynamics Corp.(a)	United States	421,396		$37,077,511	$27,222,182

Beverages - 2.6%
Coca-Cola FEMSA, S.A.B. de C.V. ADR	Mexico	158,941		5,355,051	7,645,062
Pernod-Ricard SA	France	66,109		4,270,976	5,250,140
The Coca-Cola Company	United States	239,038		10,667,013	12,836,340

				20,293,040	25,731,542

Capital Markets - 8.5%
ABG Sundal Collier Holding ASA	Norway	6,252,050		13,226,858	7,793,279
Franklin Resources Inc.	United States	376,547		32,126,524	37,880,628
The Goldman Sachs Group Inc.	United States	212,707		26,385,089	39,212,536

				71,738,471	84,886,443

Communications Equipment - 0.0%
Current Group, LLC(b)(c)	United States	—	(d)	20,100,000	0

Diversified Financial Services - 0.8%
Leucadia National Corp.(b)	United States	342,741		13,358,454	8,472,557

Food Products - 3.0%
Nestle SA	Switzerland	697,945		27,353,380	29,741,630

Hotels, Restaurants & Leisure - 7.1%
Genting Bhd	Malaysia	12,767,798		26,904,127	25,306,875
Genting Malaysia Bhd	Malaysia	46,056,479		55,008,886	36,461,934
McDonald’s Corp.	United States	80,055		4,466,459	4,568,739
Wynn Resorts Ltd.(b)	United States	60,062		2,101,078	4,257,795

				88,480,550	70,595,343

Industrial Conglomerates - 7.8%
Jardine Matheson Holdings Ltd.	Hong Kong	2,560,019		58,326,481	77,824,577

Insurance - 7.5%
Berkshire Hathaway Inc., Class B(a)(b)	United States	18,942		67,973,371	62,944,266
Fairfax Financial Holdings Ltd.	Canada	33,328		8,706,849	12,380,839

				76,680,220	75,325,105

Leisure Equipment & Products - 1.3%
Aruze Corp.(b)	Japan	796,875		26,935,659	13,040,822

Machinery - 5.4%
Schindler Holding AG - PC	Switzerland	793,281		47,694,389	54,388,319

Metals & Mining - 5.1%
Anglo American plc(b)	United Kingdom	1,329,000		61,219,279	42,330,388
Witwatersrand Consolidated Gold Resources Ltd.(b)	South Africa	872,691		15,233,090	8,712,969

				76,452,369	51,043,357

Oil, Gas & Consumable Fuels - 9.4%
Birchcliff Energy Ltd.(b)	Canada	1,502,121		6,389,783	11,574,743
Canadian Natural Resources Ltd.	Canada	458,055		29,362,207	30,932,029
Chesapeake Energy Corp.	United States	1,239,739		43,256,689	35,208,587
Japan Petroleum Exploration Co.	Japan	325,753		23,421,949	16,620,606

				102,430,628	94,335,965

Real Estate Management & Development - 4.6%
Consolidated-Tomoka Land Co.(e)	United States	564,961		34,445,046	21,638,006
Swire Pacific Ltd., Class A	Hong Kong	513,040		5,496,541	6,030,664
Swire Pacific Ltd., Class B	Hong Kong	8,318,623		17,652,052	18,139,848

				57,593,639	45,808,518

Textiles, Apparel & Luxury Goods - 6.3%
Compagnie Financiere Richemont SA	Switzerland	691,741		20,398,485	19,544,704
Swatch Group AG, Class B	Switzerland	184,025		49,220,292	43,347,006

				69,618,777	62,891,710

Tobacco - 14.6%
British American Tobacco plc	United Kingdom	863,753		22,952,940	27,097,538
Imperial Tobacco Group plc	United Kingdom	1,653,502		56,742,013	47,777,466
Japan Tobacco Inc.	Japan	14,702		79,014,351	50,445,229
Reynolds American Inc.	United States	453,707		29,017,236	20,199,036

				187,726,540	145,519,269

Total Common Stock and Other Equity Interests				981,860,108	866,827,339

Investment Companies - 0.9%
Funds, Trusts & Other Financial Vehicles - 0.9%
SPDR Gold Trust(b)	United States	88,176		8,743,255	8,716,198

		Principal
Short-Term Investments - 12.5%
Money Market Deposit Account - NM
Citibank Money Market Deposit Account, Yield 0.10%(f)	United States	1,360		1,360	1,360

US Treasury Obligations - 12.5%
United States Treasury Bills	United States
Maturity Date: 02/11/2010, Yield to Maturity 0.66%		9,345,000		9,322,367	9,341,131
Maturity Date: 03/11/2010, Yield to Maturity 0.55%		35,321,000		35,234,897	35,298,889
Maturity Date: 04/08/2010, Yield to Maturity 0.49%		14,603,000		14,565,630	14,590,587
Maturity Date: 05/06/2010, Yield to Maturity 0.47%		5,413,000		5,397,676	5,407,387
Maturity Date: 06/03/2010, Yield to Maturity 0.48%		10,218,000		10,185,061	10,204,993
Maturity Date: 07/01/2010, Yield to Maturity 0.42%		10,395,000		10,362,017	10,374,896

Maturity Date: 07/29/2010, Yield to Maturity 0.42%	33,126,000	33,010,001		33,049,843
Maturity Date: 08/26/2010, Yield to Maturity 0.38%	5,515,000	5,495,883		5,498,769
Maturity Date: 09/23/2010, Yield to Maturity 0.38%	1,060,000	1,055,991		1,056,058

Total US Treasury Obligations		124,629,523		124,822,553

Total Short-Term Investments		124,630,883		124,823,913

Total Investments - 100.1%		1,115,234,246	*	1,000,367,450

Other Liabilities in Excess of Assets - (0.1)%				(409,194)

Net Assets - 100.0%				$999,958,256

Percentages are stated as a percent of net assets.

Footnotes

(a)	All or a portion of this security was segregated for forward currency contracts.
(b)	Non-income producing security.
(c)	Restricted, illiquid security priced at fair value using procedures adopted by authority of the Board of Directors.

Security not registered under the Securities Act of 1933.

At the end of the period, the fair value of this security was $0 or 0.0% of net assets.

Security	Acquisition Date	Acquisition Cost
Current Group, LLC	12/28/2006	$20,100,000

(d)	Non-unitized interest in a limited liability company that is treated as a partnership.
(e)	Affiliated Issuer. See Note 4.
(f)	Interest rate as of September 30, 2009.
*	Cost for Federal income tax purposes as of September 30, 2009 is shown below. Because tax adjustments are calculated annually, the table does not reflect tax adjustments.

For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Gross Unrealized Appreciation	$78,901,606
Gross Unrealized Depreciation	(193,768,402)

Net Unrealized Depreciation	$(114,866,796)

Selected Abbreviations

ADR	American Depositary Receipt
NM	Less than 0.05%
PC	Participation Certificate

Notes to Statement of Investments

Note 1. Summary of Significant Accounting Policies

The following summarizes the significant accounting policies of Wintergreen Fund, Inc. (“the Fund”):

Security Valuation - The Fund calculates its net asset value per share on each business day the New York Stock Exchange (“NYSE”) is open as of the close of the NYSE; normally 4:00 pm Eastern Time. Portfolio securities traded or dealt on one or more securities exchanges (whether domestic or foreign) and not subject to restrictions against resale shall be valued (i) at the last quoted sale price or, in the absence of a sale, (ii) at the mean of the last bid and ask price. For securities traded or dealt on more than one exchange, or on one or more exchanges and on the over-the-counter market, quotations from the market in which the security is primarily traded are used. For an option, the last quoted sale on an exchange or board of trade on which the option is traded shall be used. In the absence of a sale, the mean between the highest bid and lowest asked prices at the close of the exchanges and/or board of trade on which the option trades shall be used. Securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available generally shall be valued at the mean of the current bid and ask price. Money market instruments that mature in 60 days or less may be valued at amortized cost.

Securities are valued at fair value, in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”) when (i) market quotations are insufficient or not readily available; (ii) prices or values available do not represent fair value in the judgment of the Fund’s investment manager; or (iii) securities are determined to be illiquid.

Forward Currency Contracts - The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if Wintergreen Advisers, LLC (the “Investment Manager”) is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved are generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the fair value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities.

Market and Credit Risks - Market risk of derivative financial instruments is the potential for changes in the fair value due to market changes, including interest and foreign exchange rate movements, and fluctuations in security prices. Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is limited to amounts recorded by the Fund as assets. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or, for tax purposes, by the Fund entering into offsetting commitments with the same counterparty. The Fund’s Investment Manager is responsible for determining the value of the underlying collateral. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and forward currency contracts and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities.

Note 2. Fair Valuation Accounting Standards

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques used to develop the measurements of fair value, and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

	Level 1	Level 2	Level 3
Common Stock and Other Equity Interests*	$866,827,339	$—	$—
Investment Companies*	8,716,198	—	—
Short-Term Investments*	—	124,823,913	—

Total Investments in Securities	$875,543,537	$124,823,913	$—
Other Financial Instruments^	$—	$(3,356,278)	$—

*	The Level 1 inputs displayed in this table are Common Stock and Other Equity Interests and Investment Companies.

The Level 2 inputs displayed in this table include Short-Term Investments. Please refer to the Statement of Investments for a further breakout of each security by industry type.

^	Other financial instruments are derivative instruments (such as forward currency contracts), which are valued at the unrealized appreciation (depreciation) on the instruments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of December 31, 2008	$—
Change in fair value	—

Balance as of September 30, 2009	$—	*

*	Includes the market value for Current Group, LLC, which is valued at $0 as of September 30, 2009.

Note 3. Forward Currency Contracts

As of September 30, 2009, the Fund had the following forward currency contracts outstanding:

	Contracts	Settlement Date	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)
To sell:
	15,200,000 CAD	4/20/2010	$13,609,097	$14,197,997	$(588,900)

Net Value of CAD Contracts			13,609,097	14,197,997	(588,900)

To sell:
	2,400,000 CHF	10/29/2009	2,152,660	2,316,504	(163,844)
	54,600,000 CHF	10/29/2009	48,120,566	52,700,458	(4,579,892)

Net Value of CHF Contracts			50,273,226	55,016,962	(4,743,736)

To sell:
	887,000 EUR	6/18/2010	1,305,283	1,297,346	7,937

Net Value of EUR Contracts			1,305,283	1,297,346	7,937

To sell:
	18,650,000 GBP	6/18/2010	30,747,323	29,791,226	956,097

Net Value of GBP Contracts			30,747,323	29,791,226	956,097

To sell:
	4,400,000,000 JPY	10/29/2009	49,651,592	49,026,435	625,157
To buy:
	896,000,000 JPY	10/29/2009	(9,575,719)	(9,983,565)	407,846

Net Value of JPY Contracts			40,075,873	39,042,870	1,033,003

To sell:
	10,960,000 NOK	6/18/2010	1,855,677	1,876,356	(20,679)

Net Value of NOK Contracts			1,855,677	1,876,356	(20,679)

Net Value of Outstanding Forward Currency Contracts			$137,866,479	$141,222,757	$(3,356,278)

CAD = Canadian Dollar

CHF = Swiss Franc

EUR = Euro

GBP = British Pound

JPY = Japanese Yen

NOK = Norwegian Krone

Note 4. Affiliated Issuer

Under section 2(a) (3) of the Investment Company Act of 1940, a portfolio company is defined as affiliated if a fund owns five percent or more of its voting stock.

Investments in affiliated companies for the Fund as of September 30, 2009, were as shown below:

Name of issuer	Number of shares held at December 31, 2008	Gross additions	Gross reductions	Number of shares held at September 30, 2009	Fair Value at September 30, 2009	Investment income	Realized capital gain/loss
Consolidated-Tomoka Land Co.	564,961	—	—	564,961	$21,638,006	$141,240	$0

Note 5. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure through November 24, 2009, the date the report was available to be issued. Management has determined that there are no material events that would require disclosure through this date.

THE STATEMENT OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR UNAUDITED SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.	Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wintergreen Fund, Inc.

By (Signature and Title)	/s/ Richard J. Berthy
Richard J. Berthy, President

Date November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Berthy
Richard J. Berthy, President

Date November 24, 2009

By (Signature and Title)	/s/ Trudance L.C. Bakke
Trudance L.C. Bakke, Treasurer

Date November 24, 2009